PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash used in operating activities	¥ (224,118,705)	$ (34,347,694)	¥ (166,384,556)	¥ (160,617,731)
Net cash provided by / (used in) investing activities	(95,707,473)	(14,667,811)	(84,502,265)	2,047,948
Net cash provided by financing activities	457,641,336	70,136,603	325,409,445	165,410,731
Effect of foreign currency exchange rate changes on cash	(3,669,576)	(562,388)	2,866,654	7,821,409
Net increase in cash and restricted cash	134,145,582	20,558,710	77,389,278	14,662,357
Cash and restricted cash at the beginning of the year	164,313,081	25,182,081	86,923,803	72,261,446
Cash and restricted cash at the end of the year	298,458,663	$ 45,740,791	164,313,081	86,923,803
Parent
Net cash used in operating activities	(1,221,553)		(3,038,499)	(268,540)
Net cash provided by / (used in) investing activities	(597,733,655)		(218,538,384)	(154,188,532)
Net cash provided by financing activities	601,198,643		215,232,018	159,782,892
Effect of foreign currency exchange rate changes on cash	(1,454,082)		(10,038)	550,960
Net increase in cash and restricted cash	789,353		(6,354,903)	5,876,780
Cash and restricted cash at the beginning of the year	355,008		6,709,911	833,131
Cash and restricted cash at the end of the year	¥ 1,144,361		¥ 355,008	¥ 6,709,911